Fair values of financial instruments carried at fair value - Sensitivity of Level 3 fair values to reasonably possible alternative assumptions (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	$ 2,228	$ 1,351	$ 1,597
Unfavourable changes reflected in profit or loss	(1,582)	(1,453)	(1,643)
Favourable changes reflected in OCI	42	61	61
Unfavourable changes reflected in OCI	$ (45)	(63)	(66)
Confidence level	95.00%
Derivatives, trading assets and trading liabilities | Derivatives, trading liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	$ 546	332	492
Unfavourable changes reflected in profit or loss	(309)	(434)	(531)
Favourable changes reflected in OCI	0	0	0
Unfavourable changes reflected in OCI	0	0	0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	1,664	1,009	1,092
Unfavourable changes reflected in profit or loss	(1,255)	(1,009)	(1,100)
Favourable changes reflected in OCI	0	0	0
Unfavourable changes reflected in OCI	0	0	0
Financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	18	10	13
Unfavourable changes reflected in profit or loss	(18)	(10)	(12)
Favourable changes reflected in OCI	42	61	61
Unfavourable changes reflected in OCI	$ (45)	$ (63)	$ (66)